14. Other Operating Income and Expense	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Operating Income and Expense

Miscellaneous non-interest income for the years ended December 31, 2016, 2015 and 2014 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2016	2015	2014
Visa debit card income	$3,589	3,452	3,170
Net appraisal management fee income	$886	635	525
Insurance and brokerage commissions	$631	713	701

Other non-interest expense for the years ended December 31, 2016, 2015 and 2014 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2016	2015	2014
Advertising	$1,136	784	804
FDIC insurance	$494	681	739
Visa debit card expense	$1,140	988	905
Telephone	$754	588	574
Foreclosure/OREO expense	$120	398	317
Internet banking expense	$710	671	644
FHLB advance prepayment penalty	$1,260	504	869
Consulting	$2,257	904	609
NC Tax Credit Amortization	$-	-	870